Significant Accounting Policies - Summary of Impact of Transition to IFRS 15 on Total Equity (Detail) - CNY (¥) ¥ in Millions	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1],[2]	Dec. 31, 2016
Disclosure of equity [line items]
Total equity		¥ 77,329	¥ 78,469	[1]	¥ 62,543		¥ 54,976
Attributable to equity shareholders of the Company		64,106	65,257	[1]
Non-controlling interests		¥ 13,223	13,212	[1]
Difference: Estimated impact of adoption of IFRS 15 on 2018 [member]
Disclosure of equity [line items]
Earlier recognition of ticket breakage revenue	¥ 682
Change in measurement of revenue under frequent flyer award programs	89
Related income tax	(192)
Total equity	579		(674)
Attributable to equity shareholders of the Company	526		(616)
Non-controlling interests	¥ 53		¥ (58)

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).